Document and Entity Information	12 Months Ended
Aug. 08, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 29, 2012
Registrant Name	T. Rowe Price Tax-Free High Yield Fund, Inc.
Central Index Key	0000758003
Amendment Flag	false
Document Creation Date	Aug 3, 2012
Document Effective Date	Aug 6, 2012
Prospectus Date	Aug 8, 2012

T. Rowe Price Tax-Free High Yield Fund, Inc.
SUMMARY
Investment Objective
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class
Management fees		0.60%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.63%
Total annual fund operating expenses		1.48%
Fee waiver/expense reimbursement	[2]	0.43%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.05%
[1]	Other expenses are estimated.
[2]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.05%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.05%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.05% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class	107	339	683	1,655

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the T. Rowe Price Tax-Free High Yield Fund was 12.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund invests primarily in long-term municipal securities (securities with maturities of more than 10 years) and its weighted average maturity is expected to normally exceed 10 years. The fund normally invests a substantial portion of its assets in municipal bonds that are rated noninvestment-grade (BB and lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price, known as “junk” bonds in the taxable bond market, and may buy bonds in default as long as they do not exceed 10% of the fund’s total assets.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may seek to increase the fund’s exposure to noninvestment-grade bonds.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues.

The fund is exposed to much greater credit risk than most other municipal bond funds because of its focus on below investment-grade “junk” bonds. Municipalities issuing “junk” bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition. As a result, “junk” bonds carry a higher risk of default and should be considered speculative.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Performance
The Tax-Free High Yield Fund–Advisor Class incepted on August 8, 2012, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns for the existing class of the Tax-Free High Yield Fund (“Original Class”). Because the Tax-Free High Yield Fund–Advisor Class has higher expenses than the Original Class, its performance, had it existed over the periods shown, would have been lower. The Original Class and the Tax-Free High Yield Fund–Advisor Class share the same portfolio.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Original Class.
Tax-Free High Yield Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	13.13%
Worst Quarter	12/31/08	-15.99%
The fund’s return for the six months ended 6/30/12 was 7.94%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Tax-Free High Yield Fund, Inc.	10.97%	3.29%	4.96%
T. Rowe Price Tax-Free High Yield Fund, Inc. Returns after taxes on distributions	10.95%	3.29%	4.95%
T. Rowe Price Tax-Free High Yield Fund, Inc. Returns after taxes on distributions and sale of fund shares	8.99%	3.52%	5.00%
T. Rowe Price Tax-Free High Yield Fund, Inc. Barclays Revenue Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	11.36%	4.88%	5.47%
T. Rowe Price Tax-Free High Yield Fund, Inc. Barclays 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes)	10.19%	4.23%	5.47%
T. Rowe Price Tax-Free High Yield Fund, Inc. Lipper High Yield Municipal Debt Funds Average	9.93%	1.55%	4.13%

Current performance information may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Aug 8, 2012
T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the T. Rowe Price Tax-Free High Yield Fund was 12.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.90%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in long-term municipal securities (securities with maturities of more than 10 years) and its weighted average maturity is expected to normally exceed 10 years. The fund normally invests a substantial portion of its assets in municipal bonds that are rated noninvestment-grade (BB and lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price, known as “junk” bonds in the taxable bond market, and may buy bonds in default as long as they do not exceed 10% of the fund’s total assets.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may seek to increase the fund’s exposure to noninvestment-grade bonds.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

		From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues.

The fund is exposed to much greater credit risk than most other municipal bond funds because of its focus on below investment-grade “junk” bonds. Municipalities issuing “junk” bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition. As a result, “junk” bonds carry a higher risk of default and should be considered speculative.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

		Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Tax-Free High Yield Fund–Advisor Class incepted on August 8, 2012, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns for the existing class of the Tax-Free High Yield Fund (“Original Class”). Because the Tax-Free High Yield Fund–Advisor Class has higher expenses than the Original Class, its performance, had it existed over the periods shown, would have been lower. The Original Class and the Tax-Free High Yield Fund–Advisor Class share the same portfolio.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Original Class.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Tax-Free High Yield Fund–Advisor Class incepted on August 8, 2012, and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Bar Chart [Heading]	rr_BarChartHeading	Tax-Free High Yield Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	13.13%
Worst Quarter	12/31/08	-15.99%
		The fund’s return for the six months ended 6/30/12 was 7.94%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information may be obtained by calling 1-800-638-8790.
T. Rowe Price Tax-Free High Yield Fund, Inc. | T. Rowe Price Tax-Free High Yield Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	339
5 years	rr_ExpenseExampleYear05	683
10 years	rr_ExpenseExampleYear10	1,655
T. Rowe Price Tax-Free High Yield Fund, Inc. | T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	6.38%
2003	rr_AnnualReturn2003	7.10%
2005	rr_AnnualReturn2004	6.64%
2006	rr_AnnualReturn2005	6.26%
2006	rr_AnnualReturn2006	6.88%
2007	rr_AnnualReturn2007	(1.15%)
2008	rr_AnnualReturn2008	(21.49%)
2009	rr_AnnualReturn2009	31.41%
2010	rr_AnnualReturn2010	3.91%
2011	rr_AnnualReturn2011	10.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.99%)
1 Year	rr_AverageAnnualReturnYear01	10.97%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	4.96%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Returns after taxes on distributions | T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	4.95%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	5.00%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Barclays Revenue Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	5.47%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Barclays 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	5.47%
T. Rowe Price Tax-Free High Yield Fund, Inc. | Lipper High Yield Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	Other expenses are estimated.
[2]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.05%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.05%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.05% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Aug 8, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 3, 2012